Fair Value Measurements (Details) - Schedule of Changes of the Forward Purchase Agreement with Significant Unobservable Inputs $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Changes of the Forward Purchase Agreement with Significant Unobservable Inputs [Abstract]
Balance
Recognition of Forward Purchase Agreement Asset	17,125
Change in fair value	(16,642)
Balance	$ 483